WEBs ETF Trust

WEBs Industrials XLI Defined Volatility ETF

Schedule of Investments

July 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 49.8%
United States – 49.8%
State Street Industrial Select Sector SPDR ETF(1)	826	$148,548
TOTAL EXCHANGE-TRADED FUNDS
(Cost - $124,743)		148,548

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 38.6%
Time Deposits – 38.6%
Citibank, New York, 2.98% 08/03/2026(2)	$114,901	114,901
TOTAL SHORT-TERM INVESTMENTS
(Cost - $114,901)		114,901

TOTAL INVESTMENTS – 88.4%
(Cost - $239,644)		263,449
OTHER ASSETS LESS LIABILITIES – 11.6%		34,411
NET ASSETS – 100.0%		$297,860

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald State Street Industrial Select Sector SPDR ETF	OBFR + 1.20%	Varies(3)	USD	262	08/24/2026	$34,632

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate